Business Combinations - Assets Acquired and Liabilities Assumed (Details) - Delta Lloyd Deutschland $ in Millions	Oct. 01, 2015 USD ($)
Business Combination, Recognized Identifiable Assets Acquired
Investments	$ 5,539
Cash and cash equivalents	236
Accrued investment income	67
Reinsurance recoverable	4
Other assets	83
Total identifiable assets acquired	5,929
Business Combination, Recognized Identifiable Liabilities Assumed
Interest sensitive contract liabilities	403
Future policy benefits	4,519
Other policy claims and benefits	55
Dividends payable to policyholders	771
Other liabilities	107
Total identifiable liabilities assumed	5,855
Net assets acquired	$ 74